Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Line Items]
Amouunt of valuation property	$ 37,000,000		$ 37,000,000
Value of acquired amount	$ 7,400,000		$ 7,400,000
Aggregate shares (in Shares)	370,000		370,000
Share price (in Dollars per share)	$ 20		$ 20
Depreciation expenses	$ 1,286	$ 6,493	$ 28,531	$ 23,799
Land with book value	$ 11,271,552		$ 11,304,319	3,878,435
Construction in Progress [Member]
Property and Equipment [Line Items]
Ownership percentage	20.00%		20.00%
Land with book value	$ 7,400,000		$ 7,400,000
Land [Member]
Property and Equipment [Line Items]
Land with book value	$ 347,856		$ 363,416	$ 361,193
Zhonghui [Member]
Property and Equipment [Line Items]
Ownership percentage	20.00%		20.00%